SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	September 30, 2017	September 30, 2016
Series C convertible preferred stock	656,667	726,667
Options to purchase common stock	6,829,421	8,090,190
Warrants to purchase common stock	11,380,582	8,333,235
Totals	18,866,670	17,150,092

Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	2016	2015
Series C convertible preferred stock	713,333	980,667
Options to purchase common stock	8,245,190	7,780,190
Warrants to purchase common stock	9,128,189	7,078,685
Totals	18,086,712	15,839,542